UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name: Atherton Lane Advisers, LLC
Address:    3000 Sand Hill Road, Bldg. 1, Suite 270
            Menlo Park, CA 94025

Form 13F File Number:   28-11768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William McDonnell
Title:      Chief Compliance Officer
Phone:      (650) 233-1200

Signature, Place and Date of Signing:


William McDonnell             Menlo Park, CA          May 7 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                113

Form 13F Information Table Value Total:         575,000 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER          TITLE OF            VALUE                SH/   PUT/  INV.     OTHER
                        CLASS    CUSIP      X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                                                                                             SOLE        SHR    NONE

AT&T INC                COM      00206R102  697       27,659     SH          SOLE            27,659
ACME PACKET INC         COM      004764106  180       29,660     SH          SOLE            29,660
ADOBE SYSTEMS INC       COM      00724F101  5,837     272,906    SH          SOLE            272,906
AIR PRODUCTS &          COM      009158106  8,225     146,217    SH          SOLE            146,217
CHEMICALS INC
ALCOA INC               COM      0013817101 9,105     1,240,471  SH          SOLE            1,240,471
ALTRIA GROUP INC        COM      02209S103  205       12,817     SH          SOLE            12,817
AMERICAN EXPRESS CO     COM      025816109  276       20,265     SH          SOLE            20,265
AMERICAN INTL GROUP INC COM      026874107  21        21,220     SH          SOLE            21,220
ANADARKO PETROLEUM CORP COM      032511107  9,911     254,845    SH          SOLE            254,845
APACHE CORP             COM      037411105  584       9,106      SH          SOLE            9,106
APPLE INC               COM      037833100  1,053     10,018     SH          SOLE            10,018
APPLIED MATERIALS INC   COM      038222105  218       20,252     SH          SOLE            20,252
BP PLC ADR              COM      055622104  643       16,031     SH          SOLE            16,031
BANK AMER CORP          COM      060505104  7,133     1,045,892  SH          SOLE            1,045,892
BARRICK GOLD CORP       COM      067901108  30,414    938,135    SH          SOLE            938,135
BAXTER INTERNATIONAL    COM      071813109  245       4,780      SH          SOLE            4,780
INC
BERKSHIRE HATHAWAY INC  CL A     084670108  347       4          SH          SOLE            4
CV CL A
BERKSHIRE HATHAWAY INC  CL B     084670207  217       77         SH          SOLE            77
CLASS B
BHP BILLITON LTD        ADR      088606108  9,927     222,585    SH          SOLE            222,585
SPNSRD ADR'S
BOEING COMPANY          COM      097023105  5,566     156,425    SH          SOLE            156,425
BRISTOL MYERS SQUIBB CO COM      110122108  5,517     251,704    SH          SOLE            251,704
BURLINGTON NORTHN       COM      12189T104  6,211     103,257    SH          SOLE            103,257
SANTA FE CP
CVS CAREMARK CORP       COM      126650100  315       11,455     SH          SOLE            11,455
CALIFORNIA WATER        COM      130788102  9,476     226,364    SH          SOLE            226,364
SERVICE GRP
CATERPILLAR INC DEL     COM      149123101  9,563     342,032    SH          SOLE            342,032
CENTRAL GARDEN & PET CO COM      153527106  158       20,827     SH          SOLE            20,827
CHEVRON CORP NEW        COM      166764100  2,763     41,091     SH          SOLE            41,091
CHINA LIFE INSURANCE    COM      16939P106  12,304    249,873    SH          SOLE            249,873
CO LTD
CHINA MOBILE LTD ADR    ADR      16941M109  16,545    380,171    SH          SOLE            380,171
CISCO SYS INC           COM      17275R102  17,825    1,062,900  SH          SOLE            1,062,900
CITIGROUP INC           COM      172967101  93        36,811     SH          SOLE            36,811
COCA-COLA FEMSA SA      ADR      191241108  297       8,725      SH          SOLE            8,725
SPON ADR
CONCUR TECHNOLOGIES     COM      206708109  363       18,915     SH          SOLE            18,915
CTRIP COM INTL LTD ADR  ADR      22943F100  6,956     253,872    SH          SOLE            253,872
DEERE & CO              COM      244199105  6,550     199,273    SH          SOLE            199,273
DEVON ENERGY CORP (NEW) COM      25179M103  8,578     191,946    SH          SOLE            191,946
DONALDSON COMPANY, INC  COM      257651109  501       18,683     SH          SOLE            18,683
EMERSON ELECTRIC        COM      291011104  4,593     160,700    SH          SOLE            160,700
COMPANY
ENCANA CORP             COM      292505104  3,920     96,533     SH          SOLE            96,533
EXXON MOBIL CORP        COM      30231G102  11,247    165,158    SH          SOLE            165,158
GENERAL ELEC CO         COM      369604103  1,168     115,508    SH          SOLE            115,508
GENWORTH FINANCIAL INC  COM      37247D106  29        15,190     SH          SOLE            15,190
GILEAD SCIENCES INC     COM      375558103  13,438    290,105    SH          SOLE            290,105
GOLDCORP INC            COM      380956409  24,566    737,285    SH          SOLE            737,285
GOLDMAN SACHS GROUP INC COM      38141G104  18,625    175,675    SH          SOLE            175,675
GOOGLE INC CLASS A      CL A     38259P508  7,017     20,159     SH          SOLE            20,159
HEWLETT PACKARD CORP    COM      428236103  4,955     154,565    SH          SOLE            154,565
HONEYWELL               COM      438516106  8,549     306,854    SH          SOLE            306,854
INTERNATIONAL INC
INTEL CORP              COM      458140100  13,654    908,416    SH          SOLE            908,416
INTERNATIONAL BUSINESS  COM      459200101  774       7,990      SH          SOLE            7,990
MACHS
IPASS INC COM           COM      46261V108  13        13,041     SH          SOLE            13,041
ISHARES INC MSCI        MSCI     464286673  34,204    5,429,226  SH          SOLE            5,429,226
SINGAPORE               SINGAPORE
ISHARES INC MSCI JAPAN  MSCI     464286848  424       53,723     SH          SOLE            53,723
                        JAPAN
ISHARES INC MSCI HONG   MSCI     464286871  44,131    4,339,320  SH          SOLE            4,339,320
KONG                    HONG
                        KONG
ISHARES TRUST DJ SEL    DJ SEL   464287168  411       13,120     SH          SOLE            13,120
DIV INDEX               DIV INX
ISHARES LEHMAN TRES     BARCLYS  464287176  490       4,768      SH          SOLE            4,768
INF PR S                TIPS BD
ISHARES FTSE/XINHUA     FTSE     464287184  23,120    810,367    SH          SOLE            810,367
CHINA 25                XNHUA
                        IDX
JPMORGAN CHASE & CO     COM      46625H100  777       29,231     SH          SOLE            29,231
JOHNSON & JOHNSON       COM      478160104  2,268     43,119     SH          SOLE            43,119
LILLY ELI & COMPANY     COM      532457108  230       6,872      SH          SOLE            6,872
LOCKHEED MARTIN CORP    COM      539830109  4,383     63,493     SH          SOLE            63,493
MACROVISION SOLUTIONS   COM      55611C108  1,928     108,382    SH          SOLE            108,382
CORP
MCDONALDS CORP          COM      580135101  335       6,137      SH          SOLE            6,137
MEDTRONIC INC           COM      585055106  5,762     195,537    SH          SOLE            195,537
MERITOR SAVINGS BANK PA COM      590007100  21        10,000     SH          SOLE            10,000
MICROSOFT CORP          COM      594918104  843       45,886     SH          SOLE            45,886
MIDCAP SPDR TRUST       COM      595635103  327       3,690      SH          SOLE            3,690
MILLIPORE CORP          COM      601073109  6,359     110,756    SH          SOLE            110,756
MONOGRAM BIOSCIENCES    COM      60975U207  25        10,000     SH          SOLE            10,000
INC
MONSANTO COMPANY        COM      61166W101  7,170     86,278     SH          SOLE            86,278
MOTOROLA INC            COM      620076109  60        14,273     SH          SOLE            14,273
NASDAQ OMX GROUP INC    COM      631103108  2,976     151,985    SH          SOLE            151,985
NETAPP INC              COM      64110D104  174       11,722     SH          SOLE            11,722
NEW ORIENTAL EDUC &     COM      647581107  5,506     109,563    SH          SOLE            109,563
TECH GROUP
NIKE INC CL B           CL B     654106103  3,803     81,105     SH          SOLE            81,105
NUANCE COMMUNICATIONS   COM      67020Y100  149       13,708     SH          SOLE            13,708
INC
ORACLE CORP             COM      68389X105  616       34,094     SH          SOLE            34,094
PPG INDUSTRIES          COM      693506107  226       6,127      SH          SOLE            6,127
PACIFIC FUEL CELL CORP  COM      694288101  1         60,000     SH          SOLE            60,000
PEPSICO INC             COM      713448108  1,016     19,731     SH          SOLE            19,731
PETROCHINA CO LTD       COM      71646E100  9,577     120,157    SH          SOLE            120,157
PFIZER INC              COM      717081103  554       40,701     SH          SOLE            40,701
PHILIP MORRIS INTL INC  COM      718172109  617       17,348     SH          SOLE            17,348
POWERSHARES QQQ TRUST   UNIT     73935A104  3,995     131,745    SH          SOLE            131,745
SER-1                   SER 1
PRAXAIR INC             COM      74005P104  203       3,012      SH          SOLE            3,012
PROCTER & GAMBLE CO     COM      742718109  7,077     150,276    SH          SOLE            150,276
PUBLIC STORAGE          COM      74460D109  4,470     80,914     SH          SOLE            80,914
RASER TECHNOLOGIES INC  COM      754055101  91        21,710     SH          SOLE            21,710
ROYAL BANK OF CANADA    COM      780087102  6,749     233,354    SH          SOLE            233,354
ROYAL DUTCH SHELL PLC   CLA ADR  780259206  637       14,374     SH          SOLE            14,374
CL A ADR
S&P DEPOSITORY          UNIT     78462F103  718       9,034      SH          SOLE            9,034
RECEIPTS TRUST          SER 1
SPDR GOLD TRUST         GOLD SHS 78463V107  633       7,012      SH          SOLE            7,012
SABA SOFTWARE INC (NEW) COM      784932600  46        27,500     SH          SOLE            27,500
SCHLUMBERGER LIMITED    COM      806857108  420       10,346     SH          SOLE            10,346
SCHWAB CHARLES CORP     COM      808513105  20,032    1,292,384  SH          SOLE            1,292,384
SILICON STORAGE         COM      827057100  132       80,250     SH          SOLE            80,250
TECHNOLOGY INC
J.M. SMUCKER CO (NEW)   COM      832696405  288       7,737      SH          SOLE            7,737
SPIRIT AEROSYSTEMS      CL A     848574109  1,488     149,209    SH          SOLE            149,209
HOLD - CL A
STARBUCKS CORPORATION   COM      855244109  4,181     376,364    SH          SOLE            376,364
STRYKER CORP            COM      863667101  1,205     35,405     SH          SOLE            35,405
SUNTECH POWER HOLDINGS  ADR      86800C104  4,326     370,043    SH          SOLE            370,043
- ADR
TARGET CORP             COM      87612E106  6,288     182,843    SH          SOLE            182,843
3M CO                   COM      88579Y101  10,426    209,687    SH          SOLE            209,687
UNILEVER NV NY SHARES   COM      904784709  273       13,905     SH          SOLE            13,905
(NEW)
UNITED PARCEL SERVICE   COM      911312106  6,872     139,612    SH          SOLE            139,612
INC
VARIAN MEDICAL SYSTEMS  COM      92220P105  365       12,000     SH          SOLE            12,000
INC
VERIZON COMMUNICATIONS  COM      92343V104  285       9,439      SH          SOLE            9,439
WAL MART STORES INC     COM      931142103  11,614    222,922    SH          SOLE            222,922
WELLPOINT INC           COM      94973V107  1,057     27,835     SH          SOLE            27,835
WELLS FARGO & CO (NEW)  COM      949746101  10,132    711,501    SH          SOLE            711,501
WYETH CORP              COM      983024100  368       8,547      SH          SOLE            8,547
YAHOO INC               COM      984332106  4,452     347,532    SH          SOLE            347,532
ARCH CAPITAL GROUP LTD  COM      G0450A105  327       6,078      SH          SOLE            6,078


Q:\EDGAR EasePlus\6749-1 Atherton\3-31 Form 13F\form13f.rtf